Provisions and other non-financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	$ 317,666	$ 104,166
Non-current provisions	61,038	62,617
Provisions	378,704	166,783
Provision for legal complaints [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	48,518	8,905
Non-current provisions	1,223	1,260
Provisions	49,741	10,165
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	0	0
Non-current provisions	58,592	61,265
Provisions	58,592	61,265
Other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	269,148	95,261
Non-current provisions	1,223	92
Provisions	$ 270,371	$ 95,353